Convertible Securities and Attached Warrants (Tables)	12 Months Ended
Dec. 31, 2021
December 2020 Convertible Debenture and Warrants [Member]
Convertible Securities and Attached Warrants (Tables) [Line Items]
Schedule of assumptions used to measure the fair value of warrants on the date of issuance
	Series A	Series B	Series C
Expected term in years	7	2	7
Stock price	$2.32	$2.40	$2.40
Expected dividend yield	0%	0%	0%
Volatility	46.68%	49.61%	46.68%
Risk-free interest Rate	0.63%	0.20%	0.63%
Initial fair value per share	$1.01	$0.58	$0.83

February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Securities and Attached Warrants (Tables) [Line Items]
Schedule of assumptions used to measure the fair value of warrants on the date of issuance
	Series D	Series E	Series F
Expected term in years	5	1	5
Stock price	$2.97	$3.02	$2.97
Expected dividend yield	0%	0%	0%
Volatility	43.05%	50.45%	43.05%
Risk-free interest Rate	0.63%	0.21%	0.63%
Initial fair value per share	$1.07	$0.53	$0.89